Segment Disclosures Geographic Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 7,409	$ 6,835	$ 7,471
Long-lived assets	38,893	19,913	17,507
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	7,212	6,685	7,320
Long-lived assets	37,798	18,776	16,637
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	197	150	151
Long-lived assets	$ 1,095	$ 1,137	$ 870